Intangible Assets, net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

Intangible assets, net consist of the following:

	Estimated	March 31, 2025			September 30, 2024
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,507)	$3,182	$5,689	$(2,216)	$3,473
Customer relationships	12 – 15	11,900	(916)	10,984	11,900	(458)	11,442
Trade names	2 – 2.5	300	(133)	167	300	(68)	232
Backlog	1	—	—	—	300	(236)	64
		$17,889	$(3,556)	$14,333	$18,189	$(2,978)	$15,211

Intangible assets, net consist of the following:

	Estimated	September 30, 2024			September 30, 2023
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 - 10	$5,689	$(2,216)	$3,473	$7,289	$(2,238)	$5,051
Customer relationships	12 - 15	11,900	(458)	11,442	300	(64)	236
Trade names	2 - 2.5	300	(68)	232	-	-	-
Backlog	1	300	(236)	64	-	-	-
		$18,189	$(2,978)	$15,211	$7,589	$(2,302)	$5,287

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets by fiscal year as of March 31, 2025 is as follows:

Years ending September 30,
2025 (remaining six months)	$815
2026	1,589
2027	1,510
2028	1,498
2029	1,498
Thereafter	7,423
Total	$14,333

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2024 is as follows:

Years ending September 30,

2025	$1,693
2026	1,589
2027	1,510
2028	1,498
2029	1,498
Thereafter	7,423
Total	$15,211